FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
FINANCIAL INFORMATION OF PARENT COMPANY
FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 3
Operating expenses:
Sales and marketing	—	(2,362)	(5,242)	(738)
General and administrative	(18,166)	(53,170)	(27,376)	(3,856)
Other operating (expenses) income	(3)	5,194	3,498	493
Total operating expenses	(18,169)	(50,338)	(29,120)	(4,101)
Loss from operations	(18,169)	(50,338)	(29,120)	(4,101)
Interest income	1,667	13,367	34,379	4,842
Interest expense	(53,123)	(15,698)	—	—
Unrealized investment (loss) gain	(209,956)	(102,035)	65	9
Exchange gain (loss)	20,442	(85,795)	(29,245)	(4,119)
Income tax expense	(12,204)	—	—	—
Gain on repurchase of 1.625% convertible senior notes due 2024	—	7,907	—	—
Equity in income (loss) of subsidiaries and VIE	51,513	(55,940)	(279,016)	(39,299)
Fair value (loss) gain on derivative liabilities	—	(364,758)	24,515	3,453
Net loss	(219,830)	(653,290)	(278,422)	(39,215)
Foreign currency translation adjustment	(53,847)	118,281	16,573	2,334
Comprehensive loss	(273,677)	(535,009)	(261,849)	(36,881)

CONDENSED STATEMENT OF CASH FLOWS

(All amounts in thousands, except for share and per share data)

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 3
Cash flows from operating activities:
Net loss	(219,830)	(653,290)	(278,422)	(39,215)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss (gain)	(20,442)	85,795	29,245	4,119
Amortization of issuance cost of convertible senior notes	23,673	7,861	—	—
Equity in (loss)/income of subsidiaries and VIE	(51,513)	55,940	279,016	39,299
Income tax payable	12,204	(94,298)	—	—
Unrealized loss related to investments in equity investee	209,956	102,035	(65)	(9)
Gain from repurchase CB	—	(7,907)	—	—
Changes in other current liabilities	2,324	13,201	(3,412)	(481)
Fair value loss (gain) on derivative liabilities	—	364,758	(24,515)	(3,453)
Fair value change on contingent consideration payable	—	9,495	—	—
Net cash (used in) provided by operating activities	(43,628)	(116,410)	1,847	260

Cash flows from investing activities:
Loan to subsidiaries	(195,673)	—	(621,360)	(87,517)
Repayment from subsidiaries to Baozun Inc.	2,256,302	1,127,579	365,226	51,441
Short term investment	—	(138,052)	138,052	19,444
Investments in equity investee	(324,464)	—	—	—
Net cash provided (used in) by investing activities	1,736,165	989,527	(118,082)	(16,632)

Cash flows from financing activities:

Proceeds from exercises of share options	52	3	1	—
Proceeds from issuance of ordinary shares in Hong Kong public offering	—	—	—	—
Payments for public offering cost	(8,978)
Proceeds from issuance of convertible senior notes, net of issuance cost	—	—	—	—
Repurchase of ordinary shares	(1,060,353)	(446,636)	—	—
Proceeds from sale of subsidiary's equity interest to Cainiao	994,766	101,189	—	—
Payment for short term loan	—	(1,759,973)	—	—
Purchase of subsidiaries, net of cash acquired	—	(7,224)	(13,213)	(1,861)
Settle derivative liabilities with Cainiao	—	—	(73,988)	(10,421)
Net cash provided by (used in) financing activities	(74,513)	(2,112,641)	(87,200)	(12,282)

Net increase (decrease) in cash and cash equivalents	1,618,024	(1,239,524)	(203,435)	(28,654)
Cash and cash equivalents, beginning of year	145,311	1,894,125	783,543	113,603
Effect of exchange rate changes on cash and cash equivalents	130,790	128,942	(13,196)	(5,101)
Cash and cash equivalents and restricted cash, end of year	1,894,125	783,543	566,912	79,848

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$

Supplemental disclosure of cash flow information:
Cash paid for interest	28,617	12,406	—	—
Cash paid for income tax	—	94,298	—	—
Supplemental disclosures of non-cash investing and financing activities:
Subscription receivable	101,686	—	—	—
Unpaid Hong Kong public offering costs	—	—	—	—

1)	Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.
2)	The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. For the parent company, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as ‘‘Investment in subsidiaries and VIE’’ and the subsidiaries and VIE’ profit or loss as ‘‘Equity in income/loss of subsidiaries’’ on the Condensed Statements of Operations and Comprehensive Income. Ordinarily under the equity, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries and VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.
3)	Translations of balances in the Additional Financial Information of Parent Company-Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2023 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 29, 2023, or at any other rate.
4)	As of December 31, 2022 and 2023, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.